Quarterly Holdings Report
for

Fidelity Advisor® Health Care Fund

April 30, 2020

AFHC-QTLY-0620
1.800327.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Biotechnology - 23.3%
Biotechnology - 23.3%
Acceleron Pharma, Inc. (a)	550,000	$49,791,500
Alexion Pharmaceuticals, Inc. (a)	355,000	38,151,850
Alnylam Pharmaceuticals, Inc. (a)	500,000	65,850,000
Amgen, Inc.	290,000	69,373,800
Aprea Therapeutics, Inc.	360,000	11,444,400
Arcutis Biotherapeutics, Inc. (a)	360,000	10,699,200
Argenx SE ADR (a)	340,000	49,806,600
Ascendis Pharma A/S sponsored ADR (a)	512,754	69,596,100
BeiGene Ltd. ADR (a)	160,000	24,452,800
BELLUS Health, Inc. (a)	720,000	6,724,800
BioNTech SE ADR (a)(b)	800,000	37,984,000
Black Diamond Therapeutics, Inc. (a)(b)	160,000	5,926,400
Blueprint Medicines Corp. (a)	230,000	13,530,900
Denali Therapeutics, Inc. (a)(b)	200,000	4,372,000
FibroGen, Inc. (a)	729,800	26,922,322
G1 Therapeutics, Inc. (a)	499,900	6,563,687
Gritstone Oncology, Inc. (a)	400,000	2,804,000
Innovent Biolgics, Inc. (a)(c)	4,000,000	19,699,138
Insmed, Inc. (a)	764,434	17,581,982
Intercept Pharmaceuticals, Inc. (a)	146,324	11,986,862
Kura Oncology, Inc. (a)	660,000	9,603,000
Morphic Holding, Inc.	146,000	1,987,060
Neurocrine Biosciences, Inc. (a)	440,000	43,181,600
ORIC Pharmaceuticals, Inc. (a)	206,735	5,468,141
Passage Bio, Inc.	180,433	2,986,166
Principia Biopharma, Inc. (a)	479,700	29,827,746
Regeneron Pharmaceuticals, Inc. (a)	265,000	139,358,200
Revolution Medicines, Inc.	720,000	22,514,400
Sage Therapeutics, Inc. (a)	55,600	2,167,288
Sarepta Therapeutics, Inc. (a)(b)	600,000	70,728,000
Scholar Rock Holding Corp. (a)	57,307	941,554
TG Therapeutics, Inc. (a)(b)	900,000	10,584,000
Turning Point Therapeutics, Inc.	200,000	10,302,000
uniQure B.V. (a)	254,000	16,164,560
Vertex Pharmaceuticals, Inc. (a)	500,000	125,600,000
Viela Bio, Inc.	500,000	20,315,000
Viking Therapeutics, Inc. (a)(b)	600,000	3,456,000
Xencor, Inc. (a)	674,713	19,721,861
Zentalis Pharmaceuticals, Inc.	206,141	7,235,549
Zymeworks, Inc. (a)	479,848	17,528,847
		1,102,933,313
Health Care Equipment & Supplies - 22.2%
Health Care Equipment - 21.6%
Atricure, Inc. (a)	480,000	20,697,600
Becton, Dickinson & Co.	870,000	219,701,100
Boston Scientific Corp. (a)	6,000,000	224,880,000
Danaher Corp.	420,000	68,653,200
DexCom, Inc. (a)	45,000	15,084,000
Insulet Corp. (a)	600,000	119,832,000
Intuitive Surgical, Inc. (a)	220,000	112,393,600
Masimo Corp. (a)	450,000	96,259,500
Nevro Corp. (a)	70,000	8,234,800
Penumbra, Inc. (a)	580,000	102,845,600
Shockwave Medical, Inc. (a)	227,847	9,141,222
Tandem Diabetes Care, Inc. (a)	360,000	28,720,800
		1,026,443,422
Health Care Supplies - 0.6%
Quidel Corp. (a)	190,000	26,410,000

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,052,853,422

Health Care Providers & Services - 24.6%
Health Care Distributors & Services - 0.4%
EBOS Group Ltd.	1,460,000	19,718,724
Health Care Services - 6.2%
1Life Healthcare, Inc. (a)	223,600	5,516,212
1Life Healthcare, Inc.	483,046	11,320,908
Alignment Healthcare Partners unit (d)(e)	1,155,248	17,446,324
Cigna Corp.	1,275,000	249,619,500
Premier, Inc. (a)	260,000	8,621,600
		292,524,544
Managed Health Care - 18.0%
Anthem, Inc.	220,000	61,760,600
Centene Corp. (a)	2,630,000	175,105,400
Humana, Inc.	595,157	227,242,846
UnitedHealth Group, Inc.	1,340,000	391,909,800
		856,018,646

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,168,261,914

Health Care Technology - 1.2%
Health Care Technology - 1.2%
Castlight Health, Inc. (a)	331,400	242,916
Castlight Health, Inc. Class B (a)	1,500,000	1,099,500
Health Catalyst, Inc. (b)	100,000	2,667,000
Inspire Medical Systems, Inc. (a)	400,000	28,664,000
Veeva Systems, Inc. Class A (a)	128,000	24,422,400
		57,095,816
Life Sciences Tools & Services - 2.2%
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. (a)(b)	61,293	4,895,472
Bruker Corp.	1,181,800	46,468,376
Lonza Group AG	120,000	52,388,500
		103,752,348
Pharmaceuticals - 22.6%
Pharmaceuticals - 22.6%
Arvinas Holding Co. LLC (a)	330,000	17,325,000
AstraZeneca PLC (United Kingdom)	2,400,000	251,021,045
Bristol-Myers Squibb Co.	400,000	24,324,000
Dechra Pharmaceuticals PLC	800,000	27,910,520
Eli Lilly & Co.	1,500,000	231,960,000
MyoKardia, Inc. (a)	380,410	23,897,356
Nektar Therapeutics (a)(b)	1,200,000	23,040,000
Roche Holding AG (participation certificate)	860,000	297,815,748
RPI International Holdings LP (d)(e)	61,683	12,489,265
Sanofi SA (b)	1,470,000	143,676,126
Theravance Biopharma, Inc. (a)	636,520	18,560,923
		1,072,019,983
Professional Services - 0.4%
Research & Consulting Services - 0.4%
Clarivate Analytics PLC (a)	700,000	16,086,000
Software - 0.0%
Application Software - 0.0%
Outset Medical, Inc. (a)(d)(e)	313,707	737,211
TOTAL COMMON STOCKS
(Cost $3,134,138,859)		4,573,740,007

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.4%
Biotechnology - 0.0%
Biotechnology - 0.0%
Generation Bio:
Series B (a)(d)(e)	52,700	319,889
Series C (d)(e)	71,927	384,090
		703,979
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Harmony Biosciences II, Inc.:
Series A (a)(d)(e)	4,262,580	8,354,657
Series C (d)(e)	2,067,257	4,051,824
		12,406,481
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc.:
Series C(a)(d)(e)	1,003,280	2,357,708
Series D (a)(d)(e)	884,245	2,741,160
Series E (d)(e)	1,363,636	3,204,545
		8,303,413

TOTAL CONVERTIBLE PREFERRED STOCKS		21,413,873

Nonconvertible Preferred Stocks - 0.4%
Health Care Providers & Services - 0.4%
Health Care Services - 0.4%
Oak Street Health LLC Series III-E (d)(e)(f)	102,373	17,931,655
TOTAL PREFERRED STOCKS
(Cost $32,862,291)		39,345,528

Money Market Funds - 7.0%
Fidelity Cash Central Fund 0.16% (g)	147,939,819	147,984,201
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	183,562,902	183,581,259
TOTAL MONEY MARKET FUNDS
(Cost $331,554,762)		331,565,460
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $3,498,555,912)		4,944,650,995
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(203,119,444)
NET ASSETS - 100%		$4,741,531,551

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,699,138 or 0.4% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $70,018,328 or 1.5% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alignment Healthcare Partners unit	2/28/20	$14,000,005
Generation Bio Series B	2/21/18	$481,978
Generation Bio Series C	1/9/20	$402,173
Harmony Biosciences II, Inc. Series A	9/22/17	$4,262,580
Harmony Biosciences II, Inc. Series C	8/9/19	$4,051,824
Oak Street Health LLC Series III-E	2/21/20	$15,999,876
Outset Medical, Inc.	4/19/17 - 8/20/18	$686,141
Outset Medical, Inc. Series C	4/19/17	$2,108,393
Outset Medical, Inc. Series D	8/20/18	$2,555,468
Outset Medical, Inc. Series E	1/27/20	$2,999,999
RPI International Holdings LP	5/21/15 - 3/23/16	$8,207,868

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$467,224
Fidelity Securities Lending Cash Central Fund	505,780
Total	$973,004

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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